Risk and Capital Management - Summary of Breakdown of Indicators of Credit Quality (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 585,791	R$ 536,091
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 105,302	R$ 102,643
Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	86,220	68,812
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	153,779	152,072
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 501,889	R$ 459,626
Percentage of loan operations and lease operations portfolio	85.60%	85.70%
Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,920	R$ 36,894
Percentage of loan operations and lease operations portfolio	7.20%	6.90%
Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,982	R$ 39,571
Percentage of loan operations and lease operations portfolio	7.20%	7.40%
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 957,933	R$ 875,039
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 172,141	R$ 170,113
Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	142,032	113,571
Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	197,492	195,640
Stage 1 [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 858,651	R$ 779,230
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 158,922	R$ 152,131
Stage 1 [member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	126,503	99,676
Stage 1 [member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	174,741	174,255
Stage 1 [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 52,585	R$ 50,709
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,172	R$ 3,986
Stage 1 [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	9,602	7,778
Stage 1 [member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	16,304	15,132
Stage 1 [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 46,697	R$ 45,100
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 12,047	R$ 13,996
Stage 1 [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,927	6,117
Stage 1 [member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,447	6,253
Stage 1 [member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 585,791	R$ 536,091
Percentage of loan operations and lease operations portfolio	61.10%	61.30%
Stage 1 [member] | Loan Operations [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 105,302	R$ 102,643
Stage 1 [member] | Loan Operations [Member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	86,220	68,812
Stage 1 [member] | Loan Operations [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	153,779	152,072
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 501,889	R$ 459,626
Percentage of loan operations and lease operations portfolio	58.50%	59.00%
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 95,823	R$ 90,716
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	73,347	57,099
Stage 1 [member] | Loan Operations [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	132,812	134,323
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,920	R$ 36,894
Percentage of loan operations and lease operations portfolio	79.70%	72.80%
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 956	R$ 2,222
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	7,180	5,875
Stage 1 [member] | Loan Operations [Member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,714	11,768
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,982	R$ 39,571
Percentage of loan operations and lease operations portfolio	89.90%	87.70%
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 8,523	R$ 9,705
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,693	5,838
Stage 1 [member] | Loan Operations [Member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,253	5,981
Stage 1 [member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 305,422	R$ 272,843
Percentage of loan operations and lease operations portfolio	31.90%	31.10%
Stage 1 [member] | Commitments To Be Released [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 17,351	R$ 16,280
Stage 1 [member] | Commitments To Be Released [Member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	52,059	42,124
Stage 1 [member] | Commitments To Be Released [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	31,095	32,302
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 294,277	R$ 259,915
Percentage of loan operations and lease operations portfolio	34.30%	33.30%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 17,233	R$ 16,054
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	49,485	40,105
Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	29,842	29,090
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 10,003	R$ 11,670
Percentage of loan operations and lease operations portfolio	19.00%	23.00%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 16	R$ 83
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,384	1,834
Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,166	2,969
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,142	R$ 1,258
Percentage of loan operations and lease operations portfolio	2.40%	2.80%
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 102	R$ 143
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	190	185
Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	87	243
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 62,485	R$ 59,689
Percentage of loan operations and lease operations portfolio	7.20%	7.70%
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 45,866	R$ 45,361
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	3,671	2,472
Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	12,087	10,842
Stage 1 [member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 66,720	R$ 66,105
Percentage of loan operations and lease operations portfolio	7.00%	7.60%
Stage 1 [member] | Financial guarantee contracts [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 49,488	R$ 51,190
Stage 1 [member] | Financial guarantee contracts [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	3,753	2,635
Stage 1 [member] | Financial guarantee contracts [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	12,618	11,266
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 662	R$ 2,145
Percentage of loan operations and lease operations portfolio	1.30%	4.20%
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 200	R$ 1,681
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	38	69
Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	424	395
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 3,573	R$ 4,271
Percentage of loan operations and lease operations portfolio	7.70%	9.50%
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 3,422	R$ 4,148
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	44	94
Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	107	29
Individuals [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	240,490	212,564
Individuals [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	446,268	395,715
Individuals [member] | Stage 1 [member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	398,485	353,168
Individuals [member] | Stage 1 [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	25,507	23,813
Individuals [member] | Stage 1 [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	22,276	18,734
Individuals [member] | Stage 1 [member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	240,490	212,564
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	199,907	177,488
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	19,070	17,029
Individuals [member] | Stage 1 [member] | Loan Operations [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	21,513	18,047
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	204,917	182,137
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	197,717	174,666
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,437	6,784
Individuals [member] | Stage 1 [member] | Commitments To Be Released [Member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	763	687
Individuals [member] | Stage 1 [member] | Financial Guarantees [Member] | Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	861	1,014
Individuals [member] | Stage 1 [member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	861	R$ 1,014
Individuals [member] | Stage 1 [member] | Financial guarantee contracts [member] | Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	0
Individuals [member] | Stage 1 [member] | Financial guarantee contracts [member] | Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 0